INVESTMENTS IN PORTFOLIO FUNDS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial information for each of the portfolio funds
Total Assets	$ 224,130,284	$ 313,554,471
Total Liabilities	4,629,573	16,272,443
Total Capital	219,500,711	297,282,028
NET INCOME (LOSS)	28,116,068	(15,657,602)	(47,667,427)
Maximum
Financial information for each of the portfolio funds
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Portfolio funds
Financial information for each of the portfolio funds
Total Assets	1,464,361,160	1,568,607,545
Total Liabilities	83,746,779	105,096,210
Total Capital	1,380,614,381	1,463,511,335
Income (Loss)	262,007,681	95,113,427
Commissions	(3,821,171)	(6,203,195)
Expenses	(84,962,713)	(67,334,010)
NET INCOME (LOSS)	173,223,797	21,576,222
Altis
Financial information for each of the portfolio funds
Total Assets		33,042,864
Total Liabilities		3,287,169
Total Capital		29,755,695
Income (Loss)	(2,692,878)	278,172
Commissions	(50,824)	(273,026)
Expenses	(177,341)	(999,443)
NET INCOME (LOSS)	(2,921,043)	(994,297)
Aspect
Financial information for each of the portfolio funds
Total Assets	160,883,084	183,265,769
Total Liabilities	13,082,365	16,048,274
Total Capital	147,800,719	167,217,495
Income (Loss)	42,916,804	(4,832,079)
Commissions	(562,521)	(837,585)
Expenses	(9,186,371)	(10,054,553)
NET INCOME (LOSS)	33,167,912	(15,724,217)
BlueTrend
Financial information for each of the portfolio funds
Total Assets	91,645,985	132,688,240
Total Liabilities	5,126,658	18,852,244
Total Capital	86,519,327	113,835,996
Income (Loss)	10,068,569	(11,341,547)
Commissions	(530,630)	(815,030)
Expenses	(3,183,394)	(4,414,133)
NET INCOME (LOSS)	6,354,545	(16,570,710)
John Locke
Financial information for each of the portfolio funds
Total Assets	25,813,795	32,726,435
Total Liabilities	2,245,315	3,558,220
Total Capital	23,568,480	29,168,215
Income (Loss)	6,683,299	568,033
Commissions	(225,361)	(333,203)
Expenses	(1,208,425)	(1,005,541)
NET INCOME (LOSS)	5,249,513	(770,711)
Lynx
Financial information for each of the portfolio funds
Total Assets	49,332,652	33,893,952
Total Liabilities	4,574,525	4,138,257
Total Capital	44,758,127	29,755,695
Income (Loss)	14,668,003	4,219,349
Commissions	(218,706)	(233,377)
Expenses	(3,616,591)	(1,052,800)
NET INCOME (LOSS)	10,832,706	2,933,172
Transtrend
Financial information for each of the portfolio funds
Total Assets	77,843,044	99,784,514
Total Liabilities	4,857,981	13,453,024
Total Capital	72,985,063	86,331,490
Income (Loss)	16,067,593	1,839,764
Commissions	(573,907)	(802,619)
Expenses	(3,152,986)	(3,351,128)
NET INCOME (LOSS)	12,340,700	(2,313,983)
Tudor
Financial information for each of the portfolio funds
Total Assets	28,570,872	32,981,771
Total Liabilities	4,673,264	3,884,427
Total Capital	23,897,608	29,097,344
Income (Loss)	4,770,661	740,245
Commissions	(476,414)	(1,597,442)
Expenses	(543,889)	(999,168)
NET INCOME (LOSS)	3,750,358	(1,856,365)
Winton
Financial information for each of the portfolio funds
Total Assets	1,030,271,728	1,020,224,000
Total Liabilities	49,186,671	41,874,595
Total Capital	981,085,057	978,349,405
Income (Loss)	169,525,630	103,641,490
Commissions	(1,182,808)	(1,310,913)
Expenses	(63,893,716)	(45,457,244)
NET INCOME (LOSS)	$ 104,449,106	$ 56,873,333